Borrowings (Details Narrative) - GBP (£) £ / shares in Units, £ in Thousands	1 Months Ended
	Dec. 31, 2017	Dec. 28, 2017
Statement Line Items [Line Items]
Undrawn committed borrowing facilities	£ 8,000
Midcap Financial Trust [Member]
Statement Line Items [Line Items]
Number of warrants granted	247,881
Exercise price of warrants granted	£ 0.42
Secured Loan Areement [Member] | Midcap Financial Trust [Member]
Statement Line Items [Line Items]
Total drawn facility	£ 15,000
Description of interest rate
Annual rate of LIBOR plus 7.5% subject to a LIBOR floor of 1.25%.

Drawn facility under bank laon		£ 7,000